PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.9%
Argentina : 3.0%
38,388
(1)
Vista Energy SAB de CV,
ADR
$ 2,897,143
1.8
42,483
(1)(2)
YPF SA, ADR
1,963,564
1.2
4,860,707
3.0
Brazil : 12.0%
101,609
Axia Energia
1,147,940
0.7
196,245
Banco BTG Pactual SA
2,143,224
1.3
165,241
Banco do Brasil SA
735,631
0.5
32,006
Embraer SA, ADR
1,899,236
1.2
189,024  Itau Unibanco Holding
SA, ADR
1,584,021
1.0
1,250
(1)
MercadoLibre, Inc.
2,161,275
1.3
218,526
(1)
NU Holdings Ltd./Cayman
Islands - Class A
3,140,219
1.9
159,489  Petroleo Brasileiro SA,
ADR
2,990,419
1.8
170,771
Telefonica Brasil SA
1,355,658
0.8
245,776
WEG SA
2,416,076
1.5
19,573,699
12.0
China : 20.6%
26,564  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
1,200,622
0.7
27,688  Alibaba Group Holding
Ltd., ADR
3,473,737
2.1
19,451  Atour Lifestyle Holdings
Ltd., ADR
715,991
0.4
72,200
BYD Co. Ltd. - Class A
1,115,693
0.7
37,800  Contemporary Amperex
Technology Co. Ltd. -
Class A
2,236,477
1.4
117,915  Full Truck Alliance Co.
Ltd., ADR
978,695
0.6
150,669  Fuyao Glass Industry
Group Co. Ltd. - Class A
1,256,794
0.8
28,518
H World Group Ltd., ADR
1,434,170
0.9
119,600  Midea Group Co. Ltd. -
Class A
1,332,210
0.8
78,221  Montage Technology Co.
Ltd. - Class A
1,455,017
0.9
176,500  Shenzhen Inovance
Technology Co. Ltd. -
Class A
1,729,072
1.1
78,300  Sieyuan Electric Co. Ltd.
- Class A
2,315,803
1.4
103,500
Tencent Holdings Ltd.
6,527,991
4.0
59,894  Tencent Music
Entertainment Group,
ADR
555,816
0.3
21,421
Trip.com Group Ltd., ADR
1,066,552
0.7
758,000  XCMG Construction
Machinery Co. Ltd. -
Class A
1,115,967
0.7
31,793
Yum China Holdings, Inc.
1,550,863
1.0
17,500  Zhongji Innolight Co. Ltd.
- Class A
1,499,209
0.9
448,000  Zijin Mining Group Co.
Ltd. - Class H
2,015,327
1.2
33,576,006
20.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece : 0.4%
44,531  National Bank of Greece
SA
$ 687,913
0.4
Guatemala : 1.6%
33,729  Millicom International
Cellular SA
2,527,651
1.6
Hong Kong : 3.0%
268,000
AIA Group Ltd.
2,977,836
1.8
139,000  Techtronic Industries Co.
Ltd.
1,845,953
1.2
4,823,789
3.0
Hungary : 0.7%
11,275
OTP Bank Nyrt
1,208,994
0.7
India : 9.5%
219,336
Bharat Electronics Ltd.
938,594
0.6
100,010
Bharti Airtel Ltd.
1,900,529
1.2
83,162  Cholamandalam
Investment and Finance
Co. Ltd.
1,202,363
0.7
273,976
Coforge Ltd.
2,344,326
1.4
94,182
(3)
HDFC Asset
Management Co. Ltd.
2,200,820
1.4
24,880
Mahindra & Mahindra Ltd.
780,400
0.5
24,028
(1)
MakeMyTrip Ltd.
896,004
0.5
104,951  Max Healthcare Institute
Ltd.
1,076,884
0.7
342,889
NTPC Ltd.
1,350,499
0.8
16,048
Polycab India Ltd.
1,174,277
0.7
166,735
Shriram Finance Ltd.
1,551,273
1.0
15,415,969
9.5
Indonesia : 0.7%
3,060,400
Bank Central Asia Tbk PT
1,182,174
0.7
Mexico : 1.9%
156,593  Grupo Financiero Banorte
SAB de CV - Class O
1,733,942
1.1
124,267  Grupo Mexico SAB de
CV
1,329,199
0.8
3,063,141
1.9
Panama : 0.6%
9,033  Copa Holdings SA - Class
A
1,026,239
0.6
Peru : 1.2%
5,774
Credicorp Ltd.
1,958,425
1.2
Portugal : 0.5%
36,545  Jeronimo Martins SGPS
SA
873,845
0.5
Saudi Arabia : 0.5%
30,448
Al Rajhi Bank
867,972
0.5
Singapore : 1.1%
213,746
(1)
Grab Holdings Ltd. -
Class A
782,310
0.5
11,400
(1)
Sea Ltd., ADR
944,034
0.6
1,726,344
1.1
South Africa : 1.4%
32,001
(2)
Bid Corp. Ltd.
770,804
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
6,251  Capitec Bank Holdings
Ltd.
$ 1,535,834
0.9
2,306,638
1.4
South Korea : 14.5%
41,414
(1)
Coupang, Inc.
781,896
0.5
4,125  Hanwha Aerospace Co.
Ltd.
3,517,415
2.1
9,313
Kia Corp.
919,482
0.6
1,125
(1)(3)
Samsung Biologics Co.
Ltd.
1,152,975
0.7
59,177  Samsung Electronics Co.
Ltd.
6,921,424
4.2
18,258
SK Hynix, Inc.
10,358,953
6.4
23,652,145
14.5
Spain : 1.9%
139,778  Banco Bilbao Vizcaya
Argentaria SA
3,019,159
1.9
Taiwan : 19.8%
14,256  Asia Vital Components
Co. Ltd.
941,602
0.6
57,000
Delta Electronics, Inc.
2,570,151
1.6
23,000
Elite Material Co. Ltd.
1,962,969
1.2
34,366
MediaTek, Inc.
1,648,371
1.0
17,000
MPI Corp.
2,002,966
1.2
398,223  Taiwan Semiconductor
Manufacturing Co. Ltd.
23,031,038
14.2
32,157,097
19.8
Turkey : 3.0%
406,367  Aselsan Elektronik
Sanayi Ve Ticaret AS
2,921,826
1.8
83,480  BIM Birlesik Magazalar
AS
1,286,758
0.8
226,778  Turkiye Garanti Bankasi
AS
650,020
0.4
4,858,604
3.0
United Arab Emirates : 0.6%
158,820  Abu Dhabi Islamic Bank
PJSC
913,740
0.6
United States : 1.4%
5,598
(1)
EPAM Systems, Inc.
757,969
0.4
15,571
(1)
ExlService Holdings, Inc.
474,137
0.3
1,003  Monolithic Power
Systems, Inc.
1,096,630
0.7
2,328,736
1.4
Total Common Stock
(Cost $113,962,056)
162,608,987
99.9
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.1%
Brazil : 0.1%
22,283
(1)
Axia Energia
$ 243,227
0.1
Total Preferred Stock
(Cost $193,839)
243,227
0.1
Total Long-Term
Investments
(Cost $114,155,895)
162,852,214
100.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Repurchase Agreements : 1.2%
792,000
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $792,080,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $807,840, due
05/12/27-02/20/66)
792,000
0.5
115,310
(4)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%, due
04/01/2026 (Repurchase
Amount $115,322,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$117,616, due 04/01/26)
115,310
0.1
1,000,000
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $1,000,100,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
0.6
Total Repurchase
Agreements
(Cost $1,907,310)
1,907,310
1.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
949,892
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $949,892) $ 949,892 0.6
Total Short-Term
Investments
(Cost $2,857,202)
$ 2,857,202
1.8
Total Investments in
Securities
(Cost $117,013,097) $ 165,709,416 101.8
Liabilities in Excess of
Other Assets (2,920,616) (1.8)
Net Assets $ 162,788,800 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 34.1%
Financials 19.4
Industrials 15.6
Consumer Discretionary 11.3
Communication Services 7.9
Energy 4.8
Materials 2.1
Consumer Staples 1.8
Utilities 1.6
Health Care 1.4
Short-Term Investments 1.8
Liabilities in Excess of Other Assets (1.8)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Argentina $ 4,860,707 $ — $ — $ 4,860,707
Brazil 19,573,699 — — 19,573,699
China 9,775,824 23,800,182 — 33,576,006
Greece — 687,913 — 687,913
Guatemala 2,527,651 — — 2,527,651
Hong Kong — 4,823,789 — 4,823,789
Hungary — 1,208,994 — 1,208,994
India 3,096,824 12,319,145 — 15,415,969
Indonesia — 1,182,174 — 1,182,174
Mexico 3,063,141 — — 3,063,141
Panama 1,026,239 — — 1,026,239
Peru 1,958,425 — — 1,958,425
Portugal — 873,845 — 873,845
Saudi Arabia — 867,972 — 867,972
Singapore 1,726,344 — — 1,726,344
South Africa 770,804 1,535,834 — 2,306,638
South Korea 781,896 22,870,249 — 23,652,145
Spain — 3,019,159 — 3,019,159
Taiwan — 32,157,097 — 32,157,097
Turkey — 4,858,604 — 4,858,604
United Arab Emirates — 913,740 — 913,740
United States 2,328,736 — — 2,328,736
Total Common Stock 51,490,290 111,118,697 — 162,608,987
Preferred Stock 243,227 — — 243,227
Short-Term Investments 949,892 1,907,310 — 2,857,202
Total Investments, at fair value $ 52,683,409 $ 113,026,007 $ — $ 165,709,416
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 56,677,091
Gross Unrealized Depreciation (7,980,772)
Net Unrealized Appreciation $ 48,696,319